General administrative expenses and other net operating incomes (expenses)_Details of administrative expenses (Details) $ in Thousands, ₩ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 KRW (₩)	Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Employee benefits
Salaries	₩ 341,645	₩ 326,034	₩ 644,663		₩ 654,191
Employee benefits	108,933	114,170	213,627		213,600
Retirement benefit service costs	36,610	36,972	72,936		74,057
Termination	20,994	5,477	20,994		5,477
Sub total	508,182	482,653	952,220		947,325
Depreciation and amortisation expense [Abstract]
Depreciation and amortization	52,222	45,380	99,698		94,927
Other general and administrative expense [Abstract]
Rent	79,546	76,297	159,126		156,708
Taxes and public dues	38,275	34,077	67,385		63,178
Service charges	52,807	47,611	104,970		96,418
Computer and IT related	21,704	16,089	43,581		30,477
Telephone and communication	16,819	16,111	33,729		31,590
Operating promotion	9,339	10,003	19,768		21,053
Advertising	13,808	22,434	20,493		29,880
Printing	1,928	2,095	3,892		4,237
Traveling	2,679	2,920	6,034		6,024
Supplies	1,737	1,517	3,223		3,117
Insurance premium	1,961	1,956	4,002		4,169
Reimbursement	4,964	4,710	5,902		9,177
Maintenance	3,672	3,331	8,027		6,882
Water, light and heating	2,809	2,883	7,203		7,146
Vehicle maintenance	2,379	2,602	4,594		4,964
Others	12,823	11,488	23,491		21,155
Sub total	267,250	256,124	515,420		496,175
Total	₩ 827,654	₩ 784,157	₩ 1,567,338	$ 1,409,730	₩ 1,538,427